Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

June 8, 2017

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, DC 20549

Re:	Professionally Managed Portfolios (the “Trust”) File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Form N-14 for the purpose of reorganizing a series of the Century Capital Management Trust (the “Century Trust”) into a series of Professionally Managed Portfolios (the “PMP Trust”).  Specifically, the PMP Trust proposing to reorganize the Century Shares Trust, a series of the Century Trust, into the Congress Large Cap Growth Fund, a series of PMP Trust.  The Century Trust is seeking the approval of the Century Shares Trust shareholders to complete the Reorganization.  This Form N-14 will be mailed to shareholders of the Century Shares Trust in the form of a combined Proxy Statement/Prospectus.  It is anticipated that this Registration Statement will become effective on July 8th, 2017, the 30th day after filing pursuant to Rule 488 under the 1933 Act.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine Richards, Esq.
President and Secretary of the Trust

Enclosures